UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential International Equity Fund

(Formerly known as Dryden International Equity Fund)

Fund Type International stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden International Equity Fund to the Prudential International Equity Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential International Equity Fund

Prudential International Equity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.47%; Class B, 2.17%; Class C, 2.17%; Class F, 1.92%; Class L, 1.67%; Class M, 2.17%; Class X, 2.17%; Class Z, 1.17%. Net operating expenses: Class A, 1.47%; Class B, 2.17%; Class C, 2.17%; Class F, 1.92%; Class L, 1.67%; Class M, 2.17%; Class X, 2.17%; Class Z, 1.17%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	1.90%	33.03%	4.40%	–28.23%	—
Class B	1.56	32.24	0.66	–33.40	—
Class C	1.56	32.24	0.67	–33.39	—
Class F	1.78	32.53	N/A	N/A	–28.58% (12/18/06)
Class L	1.90	32.73	N/A	N/A	–28.56 (3/19/07)
Class M	1.56	32.24	N/A	N/A	–29.76 (3/19/07)
Class X	1.56	32.24	N/A	N/A	–29.76 (3/19/07)
Class Z	2.14	33.29	5.76	–26.63	—
MSCI EAFE ND Index	2.48	34.43	20.88	17.61	—
Lipper Average	3.99	33.87	19.74	10.61	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		44.93%	–0.17%	–3.92%	—
Class B		47.45	0.09	–4.09	—
Class C		51.19	0.24	–4.11	—
Class F		47.52	N/A	N/A	–9.51% (12/18/06)
Class L		44.17	N/A	N/A	–11.42 (3/19/07)
Class M		46.45	N/A	N/A	–10.98 (3/19/07)
Class X		46.45	N/A	N/A	–11.25 (3/19/07)
Class Z		53.85	1.23	–3.16	—
MSCI EAFE ND Index		54.44	3.75	1.27	—
Lipper Average		51.26	3.52	0.39	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the MSCI EAFE ND Index and the Lipper International Large-Cap Core Funds Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B and Class F shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Index

The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are –17.85% for Class F, and –21.07% for Class L, Class M, and Class X. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/10 are –5.34% for Class F, and –7.02% for Class L, Class M, and Class X.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P Developed ex-U.S. BMI. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/10 are –18.40% for Class F, and –21.18% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are –5.52% for Class F, and –7.05% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the MSCI EAFE ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/10
BP PLC, Oil, Gas & Consumable Fuels	1.7%
Vodafone Group PLC, Wireless Telecommunication Services	1.5
Novartis AG, Pharmaceuticals	1.5
Total SA, Oil, Gas & Consumable Fuels	1.5
GlaxoSmithKline PLC, Pharmaceuticals	1.4

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/10
Commercial Banks	13.6%
Pharmaceuticals	7.2
Oil, Gas & Consumable Fuels	6.8
Metals & Mining	6.4
Diversified Telecommunication Services	4.1

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

Prudential International Equity Fund	5

Fees and Expenses (continued)

of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,019.00	1.47%	$7.36
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

Class B	Actual	$1,000.00	$1,015.60	2.17%	$10.84
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class C	Actual	$1,000.00	$1,015.60	2.17%	$10.84
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class F	Actual	$1,000.00	$1,017.80	1.92%	$9.61
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class L	Actual	$1,000.00	$1,019.00	1.67%	$8.36
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class M	Actual	$1,000.00	$1,015.60	2.17%	$10.84
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class X	Actual	$1,000.00	$1,015.60	2.17%	$10.84
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class Z	Actual	$1,000.00	$1,021.40	1.17%	$5.86
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS 98.0%

Australia 7.7%
204,420	Abacus Property Group	$76,801
119,157	Australia & New Zealand Banking Group Ltd.	2,639,241
43,565	Bendigo And Adelaide Bank Ltd.	393,953
110,900	BHP Billiton Ltd.	4,054,088
61,314	Caltex Australia Ltd.	654,379
160,954	Coca-Cola Amatil Ltd.	1,661,623
137,823	Commonwealth Bank of Australia	7,374,155
38,970	Computershare Ltd.	423,202
168,249	Fairfax Media Ltd.	265,530
177,280	Goodman Fielder Ltd.	237,962
334,289	Incitec Pivot Ltd.	988,343
165,938	National Australia Bank Ltd.	4,239,531
146,523	OneSteel Ltd.	471,250
658,863	OZ Minerals Ltd.(a)	693,510
64,011	Rio Tinto Ltd.	4,182,488
262,379	Roc Oil Co. Ltd.(a)	105,107
284,016	SP AusNet	231,752
888,812	Stockland Ltd.	3,239,975
239,691	Tabcorp Holdings Ltd.	1,513,876
235,623	Tatts Group Ltd.	537,671
29,197	Wesfarmers Ltd.	782,693
13,720	Wesfarmers Ltd. - PPS	368,700
276,784	Westpac Banking Corp.	6,896,517
59,108	Woolworths Ltd.	1,476,538

		43,508,885

Austria 0.2%
5,291	Erste Group Bank AG	234,913
147,928	Immofinanz Immobilien Anlagen(a)	630,751
3,401	RHI AG(a)	113,552

		979,216

Belgium 1.0%
28,405	Belgacom SA	997,562
11,651	Delhaize Group SA	963,497
68,411	KBC Groep NV(a)	3,060,835
20,578	Umicore	752,445

		5,774,339

See Notes to Financial Statements.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Denmark 1.2%
12,600	Carlsberg A/S (Class B Stock)	$1,018,332
4,644	Coloplast A/S (Class B Stock)	514,633
111,922	Danske Bank A/S(a)	2,922,032
30,118	Novo Nordisk A/S (Class B Stock)	2,478,045

		6,933,042

Finland 1.6%
46,518	Fortum Oyj	1,201,991
89,390	Kone Oyj (Class B Stock)	3,933,308
41,468	OKO Bank PLC	452,911
46,371	Sampo Oyj (Class A Stock)	1,139,797
18,109	Stora ENSO Oyj (Class R Stock)	151,191
39,889	Wartsila Oyi	2,031,096

		8,910,294

France 9.5%
41,671	Accor SA	2,381,008
40,687	Alstom SA	2,387,380
8,486	AXA SA	168,638
29,853	BNP Paribas	2,050,490
39,618	Bouygues InH(a)	1,963,066
3,245	Bureau Veritas SA	182,719
14,022	Casino Guichard Perrachon SA	1,237,768
76,817	CIE de Saint-Gobain	3,792,109
7,726	Dassault Systemes SA	501,996
3,852	Fonciere DES Regions	398,599
109,688	France Telecom SA	2,401,255
15,859	GDF Suez	564,002
6,512	Gecina SA	669,506
7,875	JC Decaux SA(a)	226,420
3,974	LVMH Moet Hennessy Louis Vuitton SA	457,333
588,108	Natixis(a)	3,007,632
8,803	Neopost SA	700,072
12,493	PPR	1,679,056
69,296	Safran SA	1,760,664
103,404	Sanofi-aventis(a)	7,054,078
37,241	Schneider Electric SA	4,227,919
9,950	Sequana(a)	161,721
7,490	SES SA	171,662
1,608	Societe BIC SA	125,012

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
3,305	Societe DES Autoroutes Paris-Rhin-Rhone(a)	$231,986
6,235	Societe Television Francaise 1	115,613
2,313	Sodexo	142,110
46,083	Stmicroelectronics NV	426,715
23,041	Technip SA	1,842,382
156,504	Total SA	8,514,973
15,280	Vinci SA	851,484
118,310	Vivendi	3,103,563

		53,498,931

Germany 7.2%
38,034	Allianz SE	4,349,327
95,288	BASF SE	5,557,556
35,848	Bayer AG	2,297,966
74,337	Deutsche Bank AG	5,133,953
144,901	E.ON AG	5,359,031
62,349	Hannover Rueckversicherung AG(a)	2,941,259
6,131	Henkel AG & Co. KGAA	277,325
484,786	Infineon Technologies AG(a)	3,420,183
14,937	Linde AG	1,784,731
44,446	RWE AG	3,650,728
11,424	SAP AG	545,481
34,401	Siemens AG	3,359,073
42,243	Suedzucker AG	860,484
42,080	United Internet AG(a)	630,939
1,643	Volkswagen AG	155,346

		40,323,382

Greece 0.7%
115,113	OPAP SA	2,338,077
100,965	Public Power Corp. SA(a)	1,652,828

		3,990,905

Hong Kong 3.1%
69,500	ASM Pacific Technology Ltd.	655,292
67,000	Cheung Kong Holdings Ltd.	826,234
35,000	Chinese Estates Holdings Ltd.	59,593
19,000	Hang Lung Group Ltd.	92,820
122,500	Hopewell Holdings	357,024
123,000	Hysan Development Co. Ltd.	360,875

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
24,800	Jardine Matheson Holdings Ltd.	$913,136
435,500	Link REIT (The)	1,068,396
1,635,000	New World Development Ltd.	2,900,016
30,000	Orient Overseas International Ltd.(a)	228,163
894,400	Sands China Ltd.(a)	1,451,940
267,000	Sun Hung KAI Properties Ltd.	3,701,701
134,500	Swire Pacific Ltd.	1,503,043
13,450	Swire Properties Ltd.(a)	65,828
22,000	VTech Holdings Ltd.	245,951
347,000	Wharf Holdings Ltd.	1,876,684
229,000	Wheelock & Co. Ltd.	712,876
60,000	Yue Yuen Industrial Holdings Ltd.	209,035

		17,228,607

Italy 2.4%
19,207	Atlantia SpA	408,786
742,525	ENEL SpA	3,890,032
143,478	ENI SpA	3,206,640
35,211	Intesa Sanpaolo SpA(a)	116,053
411,103	Snam Rete Gas SpA	1,952,378
1,557,127	Telecom Italia SpA(a)	2,177,021
1,533,323	Telecom Italia SpA-RSP(a)	1,730,377

		13,481,287

Japan 21.6%
29,000	77 Bank Ltd. (The)	164,792
14,200	ABC-Mart, Inc.	505,795
37,600	AEON Co. Ltd.	430,508
58,300	Aisin Seiki Co. Ltd.	1,771,678
109,000	Ajinomoto Co., Inc.	1,023,762
7,700	Alfresa Holdings Corp.	386,400
130,000	Aozora Bank Ltd.	186,391
308,000	Asahi Glass Co. Ltd.	3,639,523
58,000	Asahi Kasei Corp.	326,053
49,400	Brother Industries Ltd.	599,982
66,700	Canon, Inc.	3,051,078
134	Central Japan Railway Co.	1,091,148
8,000	Chubu Electric Power Co., Inc.	185,869
56,000	Dai Nippon Printing Co. Ltd.	775,812
30,000	Daicel Chemical Industries Ltd.	192,322

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
312	Dena Co. Ltd.	$2,529,537
234,000	Denki Kagaku Kogyo K. K.	1,042,747
96,700	Denso Corp.	2,822,015
208,000	Fuji Electric Holdings Co. Ltd.	624,807
50,500	Fujifilm Holdings Corp.	1,730,711
478,000	Fujitsu Ltd.	3,361,279
462,000	Fukuoka Financial Group, Inc.	2,004,516
24,000	Gunma Bank Ltd. (The)	129,467
340,000	Hitachi Ltd.(a)	1,494,343
88,000	Hokuhoku Financial Group, Inc.	174,976
186,000	Honda Motor Co. Ltd.	6,293,785
221	INPEX Holdings, Inc.	1,555,202
676,000	Isuzu Motors Ltd.	2,150,791
285,000	ITOCHU Corp.	2,469,143
3,500	ITOCHU Techno-Solutions Corp.	132,199
3,200	Japan Petroleum Exploration Co.	163,411
105,300	JFE Holdings, Inc.	3,755,197
8,500	JS Group Corp.	166,701
148,500	JSR Corp.	3,006,378
77,500	Jtekt Corp.	890,517
251,450	JX Holdings, Inc.(a)	1,402,670
38,000	Kamigumi Co. Ltd.	313,879
401	KDDI Corp.	1,933,431
31,000	Koito Manufacturing Co. Ltd.	510,534
193,500	Kuraray Co. Ltd.	2,533,116
6,000	Kyocera Corp.	602,438
9,600	Mabuchi Motor Co. Ltd.	529,131
271,222	Marubeni Corp.	1,600,304
5,800	Maruichi Steel Tube Ltd.	111,451
202,500	Mitsubishi Chemical Holdings Corp.	1,080,772
96,700	Mitsubishi Corp.	2,290,620
349,000	Mitsubishi Electric Corp.	3,110,459
320,000	Mitsubishi Heavy Industries Ltd.	1,288,985
525,000	Mitsubishi UFJ Financial Group, Inc.	2,735,793
31,400	Mitsui & Co. Ltd.	471,914
557,000	Mitsui Engineering & Shipbuilding Co. Ltd.	1,483,916
11,100	Murata Manufacturing Co. Ltd.	656,883
147,000	NHK Spring Co. Ltd.	1,412,272
31,000	Nidec Corp.	3,180,581
250,000	Nippon Electric Glass Co. Ltd.	3,812,337

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
90,000	Nippon Soda Co. Ltd.	$403,366
117,000	Nippon Steel Corp.	415,100
31,600	Nippon Telegraph & Telephone Corp.	1,286,233
194,000	Nishi-Nippon City Bank Ltd. (The)	558,308
519,000	Nissan Motor Co. Ltd.(a)	4,515,901
8,000	Nisshinbo Industries, Inc.	84,974
11,650	Nitori Co. Ltd.	916,114
3,200	Nitto Denko Corp.	125,037
42,000	NSK Ltd.	320,379
4,980	OBIC Co. Ltd.	998,822
43,000	Resona Holdings, Inc.	525,182
5,500	ROHM Co. Ltd.	407,605
147,400	Sapporo Hokuyo Holdings, Inc.	678,432
61,000	Sekisui Chemical Co. Ltd.	416,590
31,000	Sekisui House Ltd.	295,494
27,000	Sharp Corp.	349,704
954,000	Shinsei Bank Ltd.	1,238,136
121,400	Shiseido Co. Ltd.	2,544,961
74,900	Sony Corp.	2,564,501
6,100	Stanley Electric Co. Ltd.	124,714
248,900	Sumitomo Corp.	2,997,231
161,700	Sumitomo Electric Industries Ltd.	1,989,873
18,000	Sumitomo Heavy Industries Ltd.	118,331
201,000	Sumitomo Metal Mining Co. Ltd.	2,973,698
36,000	Sumitomo Trust & Banking Co. Ltd. (The)	217,712
51,700	Suzuken Co. Ltd.	1,977,123
8,800	Tokyo Electron Ltd.	576,953
215,000	Tokyo Gas Co. Ltd.	913,654
14,000	Toyo Suisan Kaisha Ltd.	337,475
44,000	Toyota Industries Corp.	1,283,922
87,234	Toyota Motor Corp.	3,370,544
11,000	Unicharm Corp.	1,069,208
7,547	Yahoo! Japan Corp.	2,889,606
2,130	Yamada Denki Co. Ltd.	166,553

		121,541,757

Netherlands 5.4%
2,219	Akzo Nobel NV	131,220
57,901	ASML Holding NV	1,899,833
18,326	Heineken Holding NV	750,147

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Netherlands (cont’d.)
22,276	Heineken NV	$1,038,681
120,401	ING Groep NV(a)	1,062,699
273,791	Koninklijke Ahold NV	3,754,257
138,490	Koninklijke KPN NV	2,077,765
109,386	Koninklijke Philips Electronics NV	3,673,091
11,683	Reed Elsevier NV	139,140
215,598	Royal Dutch Shell PLC (Class B Stock)	6,499,981
200,944	Royal Dutch Shell PLC (Class A Stock)	6,258,783
18,051	TNT NV	551,636
82,380	Unilever NV	2,506,233

		30,343,466

Norway 1.0%
150,009	DnB NOR ASA	1,775,374
154,000	DNO International ASA(a)	228,313
92,047	Norsk Hydro ASA(a)	720,564
92,875	Seadrill Ltd.	2,339,392
5,750	StatoilHydro ASA	139,033
23,500	TGS Nopec Geophysical Co., ASA(a)	450,389

		5,653,065

Portugal 0.9%
62,496	Banco Espirito Santo SA	299,176
9,371	Cimpor Cimentos de Portugal SGPS SA	67,965
887,909	EDP - Energias de Portugal SA	3,177,621
128,381	Jeronimo Martins SGPS SA	1,328,415

		4,873,177

Singapore 1.5%
242,000	Fraser And Neave Ltd.	859,907
1,059,120	Golden Agri-Resources Ltd.(a)	447,397
32,000	Keppel Corp. Ltd.	227,055
314,000	Noble Group Ltd.	681,031
151,000	Oversea-Chinese Banking Corp. Ltd.	958,987
163,000	SembCorp Industries Ltd.	495,781
160,000	SembCorp Marine Ltd.	489,605
45,000	Singapore Airlines Ltd.	494,042
28,000	United Overseas Bank Ltd.	409,638
196,000	UOL Group Ltd.	544,051
620,000	Wilmar International Ltd.	3,113,049

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Singapore (cont’d.)
89,000	Yangzijiang Shipbuilding Holdings Ltd.	$86,455

		8,806,998

Spain 4.2%
6,656	Antena 3 de Television SA	61,613
338,739	Banco Bilbao Vizcaya Argentaria SA	4,455,162
135,825	Banco Popular Espanol SA	961,718
604,321	Banco Santander Central Hispano SA	7,684,160
119,169	Corporacion Mapfree	390,056
104,880	Criteria CaixaCorp SA	523,044
43,468	Enagas	871,736
74,382	Gas Natural SDG SA	1,269,910
63,722	Iberdrola SA	505,701
6,000	Inditex SA	371,360
303,820	Telefonica SA	6,877,041

		23,971,501

Sweden 2.1%
56,983	Atlas Copco AB (Class A Stock)	916,520
70,103	Hennes & Mauritz AB (H&M) (Class B Stock)	4,473,179
94,922	Nordea Bank AB	926,081
65,788	Securitas AB (Class B Stock)	692,801
37,463	Svenska Cellulosa AB (Class B Stock)	488,140
19,687	Svenska Handelsbanken AB (Class A Stock)	552,052
37,607	Telefonaktiebolaget Lm Ericsson (Class B Stock)	434,005
369,731	Teliasonera AB	2,534,203
65,802	Volvo AB (Class B Stock)(a)	816,368

		11,833,349

Switzerland 7.4%
12,624	Actelion Ltd.(a)	511,998
80,389	Credit Suisse Group AG	3,689,676
63	Lindt & Spruengli AG	139,551
150,321	Nestle SA	7,355,345
167,742	Novartis AG	8,552,285
40,289	Roche Holding AG	6,361,197
11,065	Sonova Holding AG	1,371,656
34,696	Swatch Group AG	1,891,985
9,993	Swiss Life Holding AG	1,214,706
4,019	Swisscom AG	1,363,898

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland (cont’d.)
9,699	Synthes, Inc.	$1,100,561
283,337	UBS AG(a)	4,389,508
16,855	Zurich Financial Services AG	3,736,666

		41,679,032

United Kingdom 19.3%
645,942	3i Group PLC	2,664,674
72,143	Anglo American PLC(a)	3,064,341
140,701	AstraZeneca PLC	6,217,135
369,354	Aviva PLC	1,952,549
96,594	BAE Systems PLC	506,272
951,329	Barclays PLC	4,886,820
12,230	BG Group PLC	206,720
196,543	Billiton PLC	6,000,563
1,126,286	BP PLC	9,823,395
146,759	British American Tobacco	4,614,804
1,190,262	BT Group PLC (Class A Stock)	2,290,416
195,405	Diageo PLC	3,332,672
31,200	Drax Group PLC	172,178
434,237	GlaxoSmithKline PLC	8,059,896
668,314	HSBC Holdings PLC	6,805,079
150,228	Imperial Tobacco Group	4,279,716
221,433	Investec PLC	1,751,335
619,399	Kingfisher PLC	2,360,597
2,431,869	Legal & General Group PLC	3,162,256
4,360,229	Lloyds TSB Group PLC(a)	4,362,397
376,415	National Grid PLC	3,629,758
59,567	Next PLC	2,081,707
767,618	Old Mutual PLC(a)	1,354,753
143,774	Prudential PLC	1,262,254
65,692	Reckitt Benckiser Group PLC	3,412,575
113,518	Rio Tinto PLC	5,868,955
44,756	Sage Group PLC (The)	167,278
16,042	Scottish & Southern Energy PLC	266,039
9,874	Standard Chartered PLC	263,385
35,677	Tesco PLC	236,636
13,172	Unilever PLC	395,822
29,559	Vedanta Resources Ltd.	1,129,935
3,927,010	Vodafone Group PLC	8,701,713

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
214,379	Xstrata PLC	$3,516,660

		108,801,285

	Total common stocks (cost $528,916,783)	552,132,518

PREFERRED STOCKS 0.4%

Germany 0.4%
6,912	Henkel AG & Co. KGAA	370,599
6,807	RWE AG	519,565
14,961	Volkswagen AG PFD	1,430,685

	Total preferred stocks (cost $2,780,181)	2,320,849

	Total long-term investments (cost $531,696,964)	554,453,367

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.4%

United States Government Security 0.2%
$ 875	United States Treasury Bill 0.157%, 6/17/10(b)(c) (cost $874,828)	874,836

Shares

Affiliated Money Market Mutual Fund 0.2%
1,175,701	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund(d) (cost $1,175,701)	1,175,701

	Total short-term investments (cost $2,050,529)	2,050,537

	Total Investments(e) 98.8% (cost $533,747,493; Note 5)	556,503,904
	Other assets in excess of liabilities(f) 1.2%	6,677,288

	Net Assets 100.0%	$563,181,192

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The following abbreviation was used in the portfolio descriptions:

PPS—Partially Protected Shares.

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	As of April 30, 2010, 304 securities representing $538,518,618 and 95.6% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at April 30, 2010	Value at Trade Date	Unrealized (Depreciation)
	Long Positions:
61	Nikkei 225	Jun. 2010	$3,356,525	$3,465,650	$(109,125)
89	DJ Euro Stoxx 50 Index	Jun. 2010	3,256,358	3,411,074	(154,716)
6	SPI 200 Futures Index	Jun. 2010	668,853	689,787	(20,934)
23	FTSE 100 Index	Jun. 2010	1,938,163	1,967,224	(29,061)

					$(313,836)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$43,508,885	$—
Austria	—	979,216	—
Belgium	—	5,774,339	—
Denmark	—	6,933,042	—
Finland	—	8,910,294	—
France	—	53,498,931	—
Germany	—	40,323,382	—
Greece	—	3,990,905	—
Hong Kong	978,964	16,249,643	—
Italy	—	13,481,287	—
Japan	1,402,670	120,139,087	—
Netherlands	—	30,343,466	—
Norway	—	5,653,065	—
Portugal	—	4,873,177	—
Singapore	—	8,806,998	—
Spain	7,684,160	16,287,341	—
Sweden	—	11,833,349	—
Switzerland	—	41,679,032	—
United Kingdom	5,868,955	102,932,330	—
Preferred Stocks
Germany	—	2,320,849	—
Affiliated Money Market Mutual Fund	1,175,701	—	—
United States Government Security	—	874,836	—
Other Financial Instruments*
Futures Contracts	(313,836)	—	—

Total	$16,796,614	$539,393,454	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and April 30, 2010, the Series did not use significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and assets in excess of other liabilities shown as a percentage of net assets as of April 30, 2010 was as follows:

Commercial Banks	13.6%
Pharmaceuticals	7.2
Oil, Gas & Consumable Fuels	6.8
Metals & Mining	6.4
Diversified Telecommunication Services	4.1
Insurance	3.9
Capital Markets	3.2
Automobiles	3.1
Chemicals	3.1
Electric Utilities	3.0
Food Products	3.0
Real Estate Management & Development	2.4
Electrical Equipment	2.3
Machinery	2.3
Electronic Equipment & Instruments	2.2
Food & Staples Retailing	1.9
Wireless Telecommunication Services	1.9
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.7
Specialty Retail	1.6
Tobacco	1.6
Hotels, Restaurants & Leisure	1.5
Beverages	1.4
Multi-Utilities	1.4
Auto Components	1.3
Building Products	1.3
Semiconductors & Semiconductor Equipment	1.3
Household Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Energy Equipment & Services	0.8
Gas Utilities	0.8
Household Durables	0.8
Multiline Retail	0.7
Office Electronics	0.7
Computers & Peripherals	0.6
Construction & Engineering	0.6
Healthcare Equipment & Supplies	0.6
Internet Software & Services	0.6
Media	0.6
Healthcare Providers & Services	0.5
Personal Products	0.5
Aerospace & Defense	0.4
Diversified Financial Services	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.4
IT Services	0.3
Transportation Infrastructure	0.3
Affiliated Money Market Mutual Fund	0.2
Commercial Services & Supplies	0.2
Road & Rail	0.2
Software	0.2

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Industry (cont’d.)
United States Government Security	0.2%
Air Freight & Logistics	0.1
Airlines	0.1
Biotechnology	0.1
Communications Equipment	0.1
Paper & Forest Products	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	N/A	N/A	Due to broker - variation margin	313,836	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Warrants	Rights	Total
Equity contracts	$599,067	$3,873	$282,902	$885,842

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(77,155)

For the six months ended April 30, 2010, the average value at trade date for futures contracts was $10,708,183.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments, at value:
Unaffiliated Investments (cost $532,571,792)	$555,328,203
Affiliated Investments (cost $1,175,701)	1,175,701
Foreign currency, at value (cost $1,946,561)	1,947,905
Receivable for investments sold	21,647,873
Dividends and interest receivable	1,869,129
Foreign tax reclaim receivable	1,574,410
Receivable for Series shares sold	81,611
Prepaid expenses	3,559

Total assets	583,628,391

Liabilities
Payable for investments purchased	18,583,021
Payable for Series shares reacquired	822,140
Accrued expenses	387,300
Management fee payable	385,134
Affiliated transfer agent fee payable	140,671
Distribution fee payable	113,509
Deferred directors’ fees	8,969
Due to broker—variation margin	6,420
Payable to custodian	35

Total liabilities	20,447,199

Net Assets	$563,181,192

Net assets were comprised of:
Common stock, at par	$973,437
Paid-in capital in excess of par	878,540,627

879,514,064
Undistributed net investment income	2,255,633
Accumulated net realized loss on investments and foreign currency transactions	(341,041,529)
Net unrealized appreciation on investments and foreign currencies	22,453,024

Net assets, April 30, 2010	$563,181,192

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($261,077,412 ÷ 45,157,718 shares of common stock issued and outstanding)	$5.78
Maximum sales charge (5.50% of offering price)	0.34

Maximum offering price to public	$6.12

Class B
Net asset value, offering price and redemption price per share ($9,474,449 ÷ 1,697,524 shares of common stock issued and outstanding)	$5.58

Class C
Net asset value, offering price and redemption price per share ($27,468,398 ÷ 4,923,576 shares of common stock issued and outstanding)	$5.58

Class F
Net asset value, offering price and redemption price per share ($4,106,876 ÷ 736,211 shares of common stock issued and outstanding)	$5.58

Class L
Net asset value, offering price and redemption price per share ($11,420,194 ÷ 1,972,699 shares of common stock issued and outstanding)	$5.79
Maximum sales charge (5.75% of offering price)	0.35

Maximum offering price to public	$6.14

Class M
Net asset value, offering price and redemption price per share ($4,294,221 ÷ 769,391 shares of common stock issued and outstanding)	$5.58

Class X
Net asset value, offering price and redemption price per share ($3,825,126 ÷ 685,341 shares of common stock issued and outstanding)	$5.58

Class Z
Net asset value, offering price and redemption price per share ($241,514,516 ÷ 41,401,201 shares of common stock issued and outstanding)	$5.83

See Notes to Financial Statements.

Prudential International Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend (net of foreign withholding taxes of $521,476)	$8,208,591
Affiliated dividend income	1,942
Interest	1,224
Affiliated income from securities loaned, net	164

Total income	8,211,921

Expenses
Management fee	2,307,059
Distribution fee—Class A	406,949
Distribution fee—Class B	48,762
Distribution fee—Class C	143,776
Distribution fee—Class F	17,521
Distribution fee—Class L	29,949
Distribution fee—Class M	27,629
Distribution fee—Class X	24,370
Transfer agent’s fees and expenses (including affiliated expense of $251,300)	706,000
Custodian’s fees and expenses	164,000
Reports to shareholders	54,000
Registration fees	50,000
Directors’ fees	15,000
Audit fee	14,000
Legal fees and expenses	13,000
Insurance	7,000
Loan interest expense (Note 7)	520
Miscellaneous	41,329

Total expenses	4,070,864

Net investment income	4,141,057

Realized And Unrealized Gain (Loss) On Investments, Futures And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,764,658
Foreign currency transactions	(376,200)
Financial futures transactions	599,067

3,987,525

Net change in unrealized appreciation (depreciation) on:
Investments	(665,580)
Foreign currencies	(158,939)
Financial futures contracts	(77,155)

(901,674)

Net gain on investments and foreign currencies	3,085,851

Net Increase In Net Assets Resulting From Operations	$7,226,908

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,141,057	$8,785,844
Net realized gain (loss) on investments and foreign currency transactions	3,987,525	(203,760,871)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(901,674)	308,709,663

Net increase in net assets resulting from operations	7,226,908	113,734,636

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(4,729,701)	(8,495,865)
Class B	(120,437)	(243,083)
Class C	(351,531)	(707,927)
Class F	(73,250)	(192,959)
Class L	(189,123)	(383,035)
Class M	(75,237)	(258,869)
Class X	(67,157)	(200,563)
Class Z	(4,587,488)	(6,584,652)

	(10,193,924)	(17,066,953)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	36,732,688	73,397,047
Net asset value of shares issued in reinvestment of dividends	9,997,014	16,444,537
Cost of shares reacquired	(60,498,303)	(108,323,489)

Net decrease in net assets from Series share transactions	(13,768,601)	(18,481,905)

Capital contributions (Note 6)
Proceeds from third party regulatory settlement	4,704,774	—

Total increase (decrease)	(12,030,843)	78,185,778

Net Assets:
Beginning of period	575,212,035	497,026,257

End of period(a)	$563,181,192	$575,212,035

(a) Includes undistributed net investment income of:	$2,255,633	$8,308,500

See Notes to Financial Statements.

Prudential International Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Prudential International Equity Fund (formerly Dryden International Equity Fund) (the “Series”), Prudential International Value Fund (formerly Dryden International Value Fund) and Prudential Jennison Global Infrastructure Fund (formerly Jennison Global Infrastructure Fund). These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers

26	Visit our website at www.prudentialfunds.com

or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold

Prudential International Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

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basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Series invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .80% for the six months ended April 30, 2010.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C, Class F, Class L, Class M, Class X, and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class F, Class L, Class M and Class X shares, pursuant to a plan of distribution, (the “Class A, B, C, F, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B, C, F, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1%, .50 of 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively.

PIMS has advised the Series that they received $51,352 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2010 it received $80, $9,680, $1,982, $1,758 , $2,529 and $1,207 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class F, Class M, and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

30	Visit our website at www.prudentialfunds.com

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of Pl through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Series incurred approximately $116,600 in total networking fees, of which approximately $19,800 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agents’s fees and expenses on the Statement of Operations.

The Series invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (“Portfolio”), a portfolio of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2010 aggregated $315,280,412 and $329,004,625, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$544,434,961	$51,683,183	$(39,614,240)	$12,068,943

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market to market of open passive foreign investment companies.

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

As of October 31, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $323,474,000 of which $72,865,000 expires in 2010 and $11,426,000 expires in 2011, $55,105,000 expires in 2016 and $184,078,000 expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to expiration dates. During the year ended October 31, 2009, approximately $78,028,000 of the capital loss carryforward expired unused.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income tax excise returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, B, C, F, L, M, X and Z shares. Class A and L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and F shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 1 billion authorized shares of $.01 par value common stock, divided equally into eight classes, designated Class A, Class B, Class C, Class F, Class L, Class M, Class X and Class Z common stock.

For the six months ended April 30, 2010 the Fund received $4,704,774 related to settlement of regulatory proceedings involving allegations of improper trading. The amounts relating to an affiliate and third party were $4,493,246 and $211,528, respectively. The total amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the payment.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	905,098	$5,329,962
Shares issued in reinvestment of dividends	784,246	4,572,156
Shares reacquired	(5,160,531)	(30,348,518)

Net increase (decrease) in shares outstanding before conversion	(3,471,187)	(20,446,400)
Shares issued upon conversion from Class B, F, M and X	773,813	4,557,780

Net increase (decrease) in shares outstanding	(2,697,374)	$(15,888,620)

Year ended October 31, 2009:
Shares sold	2,009,357	$9,567,580
Shares issued in reinvestment of dividends	1,757,472	7,961,349
Shares reacquired	(9,646,158)	(45,051,592)

Net increase (decrease) in shares outstanding before conversion	(5,879,329)	(27,522,663)
Shares issued upon conversion from Class B, F, M and X	2,392,167	11,305,239

Net increase (decrease) in shares outstanding	(3,487,162)	$(16,217,424)

Class B
Six months ended April 30, 2010:
Shares sold	128,596	$733,136
Shares issued in reinvestment of dividends	20,599	116,386
Shares reacquired	(185,523)	(1,050,092)

Net increase (decrease) in shares outstanding before conversion	(36,328)	(200,570)
Shares reacquired upon conversion into Class A	(61,032)	(345,359)

Net increase (decrease) in shares outstanding	(97,360)	$(545,929)

Year ended October 31, 2009:
Shares sold	255,895	$1,165,887
Shares issued in reinvestment of dividends	52,248	229,892
Shares reacquired	(449,135)	(1,984,539)

Net increase (decrease) in shares outstanding before conversion	(140,992)	(588,760)
Shares reacquired upon conversion into Class A	(495,244)	(2,234,431)

Net increase (decrease) in shares outstanding	(636,236)	$(2,823,191)

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2010:
Shares sold	88,625	$502,231
Shares issued in reinvestment of dividends	59,737	336,914
Shares reacquired	(503,356)	(2,842,223)

Net increase (decrease) in shares outstanding	(354,994)	$(2,003,078)

Year ended October 31, 2009:
Shares sold	286,313	$1,343,637
Shares issued in reinvestment of dividends	152,369	668,901
Shares reacquired	(1,424,303)	(6,485,180)

Net increase (decrease) in shares outstanding	(985,621)	$(4,472,642)

Class F
Six months ended April 30, 2010:
Shares sold	131	$690
Shares issued in reinvestment of dividends	12,651	71,355
Shares reacquired	(125,320)	(709,717)

Net increase (decrease) in shares outstanding before conversion	(112,538)	(637,672)
Shares reacquired upon conversion into Class A	(91,009)	(514,748)

Net increase (decrease) in shares outstanding	(203,547)	$(1,152,420)

Year ended October 31, 2009:
Shares sold	88	$3,278
Shares issued in reinvestment of dividends	43,255	189,888
Shares reacquired	(257,755)	(1,126,509)

Net increase (decrease) in shares outstanding before conversion	(214,412)	(933,343)
Shares reacquired upon conversion into Class A	(616,155)	(2,809,644)

Net increase (decrease) in shares outstanding	(830,567)	$(3,742,987)

Class L
Six months ended April 30, 2010:
Shares sold	8,775	$52,570
Shares issued in reinvestment of dividends	31,646	184,815
Shares reacquired	(206,395)	(1,212,191)

Net increase (decrease) in shares outstanding	(165,974)	$(974,806)

Year ended October 31, 2009:
Shares sold	14,999	$77,524
Shares issued in reinvestment of dividends	82,737	375,628
Shares reacquired	(592,276)	(2,726,637)

Net increase (decrease) in shares outstanding	(494,540)	$(2,273,485)

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Class M	Shares	Amount
Six months ended April 30, 2010:
Shares sold	13,144	$74,582
Shares issued in reinvestment of dividends	12,151	68,651
Shares reacquired	(106,039)	(597,858)

Net increase (decrease) in shares outstanding before conversion	(80,744)	(454,625)
Shares reacquired upon conversion into Class A	(341,137)	(1,953,114)

Net increase (decrease) in shares outstanding	(421,881)	$(2,407,739)

Year ended October 31, 2009:
Shares sold	20,146	$87,325
Shares issued in reinvestment of dividends	55,502	244,211
Shares reacquired	(495,555)	(2,164,815)

Net increase (decrease) in shares outstanding before conversion	(419,907)	(1,833,279)
Shares reacquired upon conversion into Class A	(876,961)	(3,992,545)

Net increase (decrease) in shares outstanding	(1,296,868)	$(5,825,824)

Class X
Six months ended April 30, 2010:
Shares sold	3,829	$22,200
Shares issued in reinvestment of dividends	11,154	63,022
Shares reacquired	(94,228)	(536,525)

Net increase (decrease) in shares outstanding before conversion	(79,245)	(451,303)
Shares reacquired upon conversion into Class A	(307,206)	(1,744,559)

Net increase (decrease) in shares outstanding	(386,451)	$(2,195,862)

Year ended October 31, 2009:
Shares sold	28,389	$134,934
Shares issued in reinvestment of dividends	44,577	196,141
Shares reacquired	(375,394)	(1,659,860)

Net increase (decrease) in shares outstanding before conversion	(302,428)	(1,328,785)
Shares reacquired upon conversion into Class A	(491,114)	(2,268,619)

Net increase (decrease) in shares outstanding	(793,542)	$(3,597,404)

Class Z
Six months ended April 30, 2010:
Shares sold	5,086,750	$30,017,317
Shares issued in reinvestment of dividends	779,543	4,583,715
Shares reacquired	(3,915,337)	(23,201,179)

Net increase (decrease) in shares outstanding	1,950,956	$11,399,853

Year ended October 31, 2009:
Shares sold	12,836,654	$61,016,882
Shares issued in reinvestment of dividends	1,439,502	6,578,527
Shares reacquired	(9,854,550)	(47,124,357)

Net increase (decrease) in shares outstanding	4,421,606	$20,471,052

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009 the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended April 30, 2010. The average balance for 12 days the Fund had loans outstanding during the period was $1,094,000 at a weighted average interest rate of 1.42%.

Note 8. Ownership

As of April 30, 2010, approximately 48% of the fund was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

Note 9. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value

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measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 10. Subsequent Events

On May 17, 2010, shareholders redeemed fund shares in exchange for fund’s portfolio securities in the amount of $168,617,337.

Prudential International Equity Fund	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.77		$4.80

Income (loss) from investment operations:
Net investment income	0.04		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.06

Total from investment operations	0.06		1.14

Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.17)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.10)		(0.17)

Capital contributions	0.05		—

Net asset value, end of period	$5.78		$5.77

Total Return(b):	1.90%		24.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$261,077		$275,993
Average net assets (000)	$273,599		$240,744
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(f)	1.47	%(d)	1.54%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	1.37	%(d)	1.75%
For Class A, B, C, F, L, M, X and Z shares:
Portfolio turnover rate	56	%(g)	76%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.68%, 1.43% and 1.02%, respectively for the year ended October 31, 2005.
(f)	The distributor of the series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.
(g)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2008(a)	2007(a)	2006	2005

$10.49	$8.54	$6.84	$5.75

0 .16	0 .16	0.08	0.06

(5 .37)	1 .92	1.66	1.09

(5 .21)	2 .08	1.74	1.15

(0 .14)	(0 .13)	(0.04)	(0.06)
(0 .34)	—	—	—

(0 .48)	(0 .13)	(0.04)	(0.06)

—	—	—	—

$4.80	$10.49	$8.54	$6.84

(51 .87)%	24 .68%	25.55%	20.13%

$246,234	$557,878	$67,123	$38,323
$438,831	$438,194	$52,174	$30,177

1 .43%	1 .34%	1.40%	1.57	%(e)
1 .15%	1 .09%	1.15%	1.32	%(e)
1 .94%	1 .60%	1.23%	1.13	%(e)

74%	114%	60%	41%

See Notes to Financial Statements.

Prudential International Equity Fund	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56		$4.61

Income (loss) from investment operations:
Net investment income	0.02		0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.02

Total from investment operations	0.04		1.07

Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.07)		(0.12)

Capital contributions	0.05		—

Net asset value, end of period	$5.58		$5.56

Total Return(b):	1.56%		23.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,474		$9,976
Average net assets (000)	$9,835		$9,229
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17	%(d)	2.24%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	0.68	%(d)	1.06%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43%, 1.43% and .28%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

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Class B

Year Ended October 31,
2008(a)	2007(a)	2006	2005

$10.09	$8.22	$6.59	$5.55

0 .09	0 .06	0.04	0.02
(5 .16)	1 .88	1.59	1.04

(5 .07)	1 .94	1.63	1.06

(0 .07)	(0 .07)	—	(0.02)
(0 .34)	—	—	—

(0 .41)	(0 .07)	—	(0.02)

—	—	—	—

$4.61	$10.09	$8.22	$6.59

(52.22)%	23.73%	24.73%	19.08%

$11,205	$32,905	$46,330	$42,878
$22,786	$39,205	$45,041	$44,159

2 .15%	2 .09%	2.15%	2.32	%(e)
1 .15%	1 .09%	1.15%	1.32	%(e)
1 .17%	0 .67%	0.46%	0.37	%(e)

See Notes to Financial Statements.

Prudential International Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56		$4.61

Income (loss) from investment operations:
Net investment income	0.02		0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.02

Total from investment operations	0.04		1.07

Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.07)		(0.12)

Capital contributions	0.05		—

Net asset value, end of period	$5.58		$5.56

Total Return(b):	1.56%		23.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,468		$29,326
Average net assets (000)	$28,998		$26,677
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17	%(d)	2.24%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	0.67	%(d)	1.06%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43%, 1.43% and .28%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class C

Year Ended October 31,
2008(a)	2007(a)	2006(a)	2005(a)

$10.09	$8.22	$6.59	$5.55

0 .09	0 .10	0.04	0.02
(5 .16)	1 .85	1.59	1.04

(5 .07)	1 .94	1.63	1.06

(0 .07)	(0 .07)	—	(0.02)
(0 .34)	—	—	—

(0 .41)	(0 .07)	—	(0.02)

—	—	—	—

$4.61	$10.09	$8.22	$6.59

(52.22)%	23.73%	24.73%	19.08%

$28,858	$75,010	$13,825	$12,779
$55,111	$53,765	$13,478	$13,700

2 .15%	2 .09%	2.15%	2.32	%(e)
1 .15%	1 .09%	1.15%	1.32	%(e)
1 .19%	1 .03%	0.47%	0.37	%(e)

See Notes to Financial Statements.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited) continued

	Class F
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56		$4.62

Income (loss) from investment operations:
Net investment income	0.03		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.01

Total from investment operations	0.05		1.07

Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.13)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.08)		(0.13)

Capital contributions	0.05		—

Net asset value, end of period	$5.58		$5.56

Total Return(b):	1.78%		24.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,107		$5,226
Average net assets (000)	$4,712		$5,769
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.92	%(d)	1.99%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	0.90	%(d)	1.35%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Inception date of Class F shares.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class F
Year Ended October 31, 2008(a)	December 18, 2006(e) through October 31, 2007(a)

$10.11	$8.56

0.11	0.09
(5.17)	1.46

(5.06)	1.55

(0.09)	—
(0.34)	—

(0.43)	—

—	—

$4.62	$10.11

(52.10)%	18.11%

$8,171	$28,728
$18,310	$33,219

1.90%	1.84	%(d)
1.15%	1.09	%(d)
1.37%	1.13	%(d)

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.77		$4.79

Income (loss) from investment operations:
Net investment income	0.03		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		1.06

Total from investment operations	0.06		1.13

Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.15)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.09)		(0.15)

Capital contributions	0.05		—

Net asset value, end of period	$5.79		$5.77

Total Return(b):	1.90%		24.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,420		$12,342
Average net assets (000)	$12,081		$11,250
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.67	%(d)	1.74%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	1.17	%(d)	1.56%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Inception date of Class L shares.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class L
Year Ended October 31, 2008(a)	March 19, 2007(e) through October 31, 2007(a)

$10.48	$8.92

0 .14	0 .11
(5 .38)	1 .45

(5 .24)	1 .56

(0 .11)	—
(0 .34)	—

(0 .45)	—

—	—

$4.79	$10.48

(52.07)%	17.49%

$12,621	$34,433
$24,942	$35,182

1 .65%	1.59	%(d)
1 .15%	1.09	%(d)
1 .68%	1.82	%(d)

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56		$4.61

Income (loss) from investment operations:
Net investment income	0.02		0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.02

Total from investment operations	0.04		1.07

Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.07)		(0.12)

Capital contributions	0.05		—

Net asset value, end of period	$5.58		$5.56

Total Return(b):	1.56%		23.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,294		$6,622
Average net assets (000)	$5,573		$7,957
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17	%(d)	2.24%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	0.60	%(d)	1.09%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Inception date of Class M shares.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class M
Year Ended October 31, 2008(a)	March 19, 2007(e) through October 31, 2007(a)

$10.09	$8.63

0 .07	0 .08
(5 .14)	1 .38

(5 .07)	1 .46

(0 .07)	—
(0 .34)	—

(0 .41)	—

—	—

$4.61	$10.09

(52.22)%	16.92%

$11,467	$68,244
$34,319	$76,639

2 .15%	2.09	%(d)
1 .15%	1.09	%(d)
0 .92%	1.41	%(d)

See Notes to Financial Statements.

Prudential International Equity Fund	49

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56		$4.61

Income (loss) from investment operations:
Net investment income	0.02		0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		1.02

Total from investment operations	0.04		1.07

Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.07)		(0.12)

Capital contributions	0.05		—

Net asset value, end of period	$5.58		$5.56

Total Return(b):	1.56%		23.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,825		$5,957
Average net assets (000)	$4,915		$6,611
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.17	%(d)	2.24%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	0.60	%(d)	1.10%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Inception date of Class X shares.

See Notes to Financial Statements.

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Class X
Year Ended October 31, 2008(a)	March 19, 2007(e) Through October 31, 2007(a)

$10.09	$8.63

0.09	0 .08
(5.16)	1 .38

(5.07)	1 .46

(0.07)	—
(0.34)	—

(0.41)	—

—	—

$4.61	$10.09

(52.22)%	16.92%

$8,597	$25,428
$17,864	$25,351

2.15%	2.09	%(d)
1.15%	1.09	%(d)
1.18%	1.30	%(d)

See Notes to Financial Statements.

Prudential International Equity Fund	51

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(a)		Year Ended October 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.82		$4.85

Income (loss) from investment operations:
Net investment income	0.05		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		1.06

Total from investment operations	0.08		1.16

Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.19)
Distributions from net realized gains	—		—

Total dividends and distributions	(0.12)		(0.19)

Capital contributions	0.05		—

Net asset value, end of period	$5.83		$5.82

Total Return(b):	2.14%		24.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$241,515		$229,771
Average net assets (000)	$240,758		$184,038
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.17	%(d)	1.24%
Expenses, excluding distribution and service (12b-1) fees	1.17	%(d)	1.24%
Net investment income	1.70	%(d)	2.05%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.43%, 1.43% and .73%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Class Z
Year Ended October 31,
2008(a)	2007(a)	2006	2005

$10.60	$8.62	$6.90	$5.80

0 .18	0 .16	0.12	0.05
(5 .43)	1 .97	1.65	1.12

(5 .25)	2 .13	1.77	1.17

(0 .16)	(0 .15)	(0.05)	(0.07)
(0 .34)	—	—	—

(0 .50)	(0 .15)	(0.05)	(0.07)

—	—	—	—

$4.85	$10.60	$8.62	$6.90

(51.77)%	25 .05%	25.86%	20.40%

$169,874	$353,771	$243,572	$179,798
$285,097	$301,553	$214,969	$53,026

1 .15%	1 .09%	1.15%	1.32	%(e)
1 .15%	1 .09%	1.15%	1.32	%(e)
2 .22%	1 .73%	1.48%	0.88	%(e)

See Notes to Financial Statements.

Prudential International Equity Fund	53

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	69,166,703.083	946,877.507

Linda W. Bynoe	69,127,506.932	986,073.658

Michael S. Hyland	69,154,777.103	958,803.487

Douglas H. McCorkindale	69,123,467.710	990,112.880

Stephen P. Munn	69,140,328.340	973,252.250

Richard A. Redeker	69,159,018.733	954,561.857

Robin B. Smith	69,142,504.242	971,076.348

Stephen G. Stoneburn	69,157,235.122	956,345.468

Judy A. Rice	69,145,842.512	967,738.078

Scott E. Benjamin	69,130,720.880	982,859.709

*	Results are for all funds within the same investment company.

54	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential International Equity Fund
Share Class	A	B	C	F	L	M	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEILX	DEIMX	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969826	743969818	743969883

MF190E2 Rev. 1    0181240-00001-00

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential International Value Fund

(Formerly known as Dryden International Value Fund)

Fund Type International stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden International Value Fund to the Prudential International Value Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential International Value Fund

Prudential International Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.65%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years
Class A	3.48%	35.69%	26.53%	26.00%
Class B	3.11	34.66	21.68	16.56
Class C	3.11	34.68	21.72	16.71
Class Z	3.62	36.03	27.96	28.85
MSCI EAFE® ND Index	2.48	34.43	20.88	17.61
Lipper Average	3.99	33.87	19.74	10.61

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years
Class A		46.74%	3.41%	1.57%
Class B		49.13	3.61	1.36
Class C		53.12	3.78	1.37
Class Z		55.70	4.83	2.38
MSCI EAFE® ND Index		54.44	3.75	1.27
Lipper Average		51.26	3.52	0.39

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Novartis AG, Pharmaceuticals	1.7%
Teva Pharmaceutical Industries Ltd., ADR, Pharmaceuticals	1.4
BP PLC, Oil, Gas & Consumable Fuels	1.3
Novo Nordisk A/S (Class B Stock), Pharmaceuticals	1.2
Royal Dutch Shell PLC (Class B Stock), Oil, Gas & Consumable Fuels	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/10
Pharmaceuticals	10.3%
Oil, Gas & Consumable Fuels	8.9
Financial—Bank & Trust	7.8
Telecommunications	7.5
Insurance	6.0

Industry weightings reflect only long-term investments and are subject to change.

Prudential International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.prudentialfunds.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Value Fund		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,034.80	1.60%	$8.07
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual	$1,000.00	$1,031.10	2.35%	$11.83
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual	$1,000.00	$1,031.10	2.35%	$11.83
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual	$1,000.00	$1,036.20	1.35%	$6.82
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential International Value Fund	5

Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 96.4%

Australia 4.2%
49,152	BHP Billiton Ltd.	$1,796,813
129,488	BlueScope Steel Ltd.*	310,691
174,200	Challenger Financial Services Group Ltd.	661,062
120,800	Downer EDI Ltd.	772,316
534,100	Emeco Holdings Ltd.	336,412
255,400	Goodman Fielder Ltd.	342,822
283,400	Metcash Ltd.	1,065,041
150,400	OneSteel Ltd.	483,719
186,200	Pacific Brands Ltd.*	203,348
97,800	Tabcorp Holdings Ltd.	617,700
513,700	Telstra Corp. Ltd.	1,505,085

		8,095,009

Austria 0.2%
12,000	Voestalpine AG	446,361

Belgium 1.2%
69,000	AGFA-Gevaert NV*	511,815
15,300	Delhaize Group	1,265,256
9,428	Dexia NV/SA*	50,946
4,700	Solvay SA	448,829

		2,276,846

Brazil 2.2%
180,360	BM&F BOVESPA SA	1,188,047
29,917	Embraer-Empresa Brasileira de Aeronautica SA, ADR	720,401
49,400	Natura Cosmeticos SA	1,048,675
33,120	Petroleo Brasileiro SA, ADR	1,405,282

		4,362,405

Canada 2.5%
29,170	Canadian National Railway Co.	1,745,663
19,050	Canadian Natural Resources Ltd.	1,467,101
11,020	Potash Corp. of Saskatchewan, Inc.	1,217,710
13,700	Thomson Reuters Corp.	493,621

		4,924,095

See Notes to Financial Statements.

Prudential International Value Fund	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

China 2.6%
751,152	China Merchants Bank Co. Ltd. (Class H Stock)	$1,841,421
49,000	Industrial & Commercial Bank of China Asia Ltd.	121,899
2,714,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,978,092
230,000	Sinopharm Group Co. (Class H Stock)	1,036,632

		4,978,044

Denmark 2.2%
16,200	Danske Bank A/S*	422,946
28,700	H. Lundbeck A/S	472,909
27,365	Novo Nordisk A/S (Class B Stock)	2,251,534
20,216	Vestas Wind Systems A/S*	1,233,531

		4,380,920

Finland 0.7%
56,700	Nokia Oyj*	693,188
500	Rautaruukki Oyj	10,485
29,000	Tieto Oyj	600,287

		1,303,960

France 9.4%
10,825	Air Liquide SA	1,262,845
58,114	AXA SA	1,154,867
30,800	BNP Paribas	2,115,536
11,100	Casino Guichard Perrachon SA	979,834
5,600	Ciments Francais SA	565,658
23,100	Credit Agricole SA	330,216
20,900	France Telecom SA	457,536
19,505	Lafarge SA	1,414,157
9,000	Lagardere SCA	362,997
18,907	LVMH Moet Hennessy Louis Vuitton SA	2,175,842
10,200	Rallye SA	375,244
42,000	Safran SA	1,067,130
24,900	Sanofi-Aventis SA*	1,698,644
18,300	SCOR SE	431,675
9,300	SEB SA	707,320
4,300	Societe Generale	229,617
12,500	Thales SA	465,516
16,100	Total SA	875,959
56,700	Vivendi	1,487,381

		18,157,974

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany 8.2%
12,200	Allianz SE	$1,398,671
6,900	Aurubis AG	348,716
15,300	BASF SE	889,522
30,600	Deutsche Bank AG	2,135,813
39,800	E.ON AG	1,467,737
26,900	Fresenius Medical Care AG & Co. KGaA	1,456,470
9,100	Hannover Rueckversicherung AG	427,105
13,800	MTU Aero Engines Holding AG	758,706
5,600	Muenchener Rueckversicherungs-Gesellschaft AG	789,229
6,000	Rheinmetall AG	416,858
10,400	RWE AG	855,485
44,422	SAP AG	2,143,279
19,600	Suedzucker AG	398,465
24,900	ThyssenKrupp AG	809,679
26,800	Tognum AG	554,505
9,267	Volkswagen AG (PRFC Shares)	895,314
2,400	Vossloh AG	250,776

		15,996,330

Guernsey 0.5%
32,544	Amdocs Ltd.*	1,039,455

Hong Kong 2.6%
662,720	Chaoda Modern Agriculture Holdings Ltd.	757,693
1,144,797	CNOOC Ltd.	2,013,666
96,848	Hong Kong Exchanges and Clearing Ltd.	1,582,660
122,500	Kingboard Chemical Holdings Ltd.	656,743
47	Orient Overseas International Ltd.*	357

		5,011,119

Ireland 0.7%
43,400	Allied Irish Banks PLC*	82,323
62,300	Bank of Ireland*	136,664
22,300	Covidien PLC	1,070,177
32,900	Irish Life & Permanent Group Holdings PLC*	130,924

		1,420,088

Israel 1.4%
45,014	Teva Pharmaceutical Industries Ltd., ADR	2,643,672

See Notes to Financial Statements.

Prudential International Value Fund	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Italy 2.4%
30,300	Banco Popolare Scarl*	$193,998
281,600	Enel SpA	1,475,281
45,900	ENI SpA	1,025,835
32,100	Finmeccanica SpA	411,253
11,700	Fondiaria-SAI SpA	162,070
237,480	Intesa Sanpaolo SpA*	782,715
382,800	Telecom Italia SpA*	535,193

		4,586,345

Japan 15.8%
7,700	Aeon Credit Service Co. Ltd.	83,974
23,473	Alpine Electronics, Inc.*	331,323
15	Alps Electric Co. Ltd.*	109
24,000	Aoyama Trading Co. Ltd.	415,262
31,500	Astellas Pharma, Inc.	1,102,971
21,500	Canon, Inc.	983,481
20,600	Circle K Sunkus Co. Ltd.	291,131
47,400	COMSYS Holdings Corp.	444,236
60,214	Cosmo Oil Co. Ltd.	162,316
552	Dai-ichi Life Insurance Co. Ltd. (The)	943,163
14	Denki Kagaku Kogyo Kabushiki Kaisha	62
9,697	Fanuc Ltd.	1,145,079
80,000	Fukuoka Financial Group, Inc.	347,102
12,900	Fuyo General Lease Co. Ltd.	372,929
27,000	Hitachi Capital Corp.	407,671
9	Honda Motor Co. Ltd.	305
19,700	Itochu Techno-Solutions Corp.	744,089
122,194	JX Holdings, Inc.*	681,638
160	KDDI Corp.	771,444
27,800	Keihin Corp.	526,917
85,535	Komatsu Ltd.	1,724,157
13,600	Konami Corp.	263,854
105,600	Kurabo Industries Ltd.	190,026
36,000	Kyorin Co. Ltd.	517,707
33,000	Kyowa Exeo Corp.	272,132
209,000	Marubeni Corp.	1,233,173
17,300	Miraca Holdings, Inc.	557,312
12,400	Mitsubishi Corp.	293,730
32,000	Mitsubishi Tanabe Pharma Corp.	423,389
329,800	Mitsubishi UFJ Financial Group, Inc.	1,718,599

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
18,900	Mitsui & Co. Ltd.	$284,050
524,700	Mizuho Financial Group, Inc.	1,010,324
39,800	Namco Bandai Holdings, Inc.	397,137
113,000	Nichirei Corp.	447,943
88,000	Nippon Express Co. Ltd.	414,596
48,000	Nippon Shokubai Co. Ltd.	433,894
20,000	Nippon Telegraph & Telephone Corp.	814,071
62,000	Nissan Shatai Co. Ltd.	464,816
600	NTT DoCoMo, Inc.	933,475
7	Osaka Gas Co. Ltd.	24
7,200	Sankyo Co. Ltd.	332,349
105,000	Sankyu, Inc.	477,653
121,000	Sanwa Holdings Corp.	450,783
10,500	Seiko Epson Corp.	186,008
43,000	Seino Holdings Co. Ltd.	310,068
19,200	Shimachu Co. Ltd.	399,244
54,000	Shizuoka Gas Co. Ltd.	310,911
111,900	Sumitomo Corp.	1,347,489
37,700	Sumitomo Mitsui Financial Group, Inc.	1,246,809
24,000	Sumitomo Trust & Banking Co. Ltd. (The)	145,141
31,500	Takeda Pharmaceutical Co. Ltd.	1,352,463
1	Takefuji Corp.	4
35,200	Toppan Forms Co. Ltd.	387,316
39,745	Toyota Motor Corp.	1,535,666
19,900	Yokohama Rubber Co. Ltd. (The)	92,948

		30,724,463

Mexico 1.4%
25,213	America Movil SAB de CV (Class L Stock), ADR	1,297,965
611,956	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,431,447

		2,729,412

Netherlands 3.6%
39,600	Aegon NV*	276,963
30,000	Brit Insurance Holdings NV	363,620
12,257	CSM NV	396,085
122,700	ING Groep NV, CVA*	1,082,991
41,100	Koninklijke Ahold NV	563,568
17,500	Koninklijke DSM NV	781,670
65,500	Koninklijke KPN NV	982,696

See Notes to Financial Statements.

Prudential International Value Fund	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands (cont’d.)
17,566	Koninklijke Philips Electronics NV	$589,852
7,400	Nutreco Holding NV	462,995
21,319	Schlumberger Ltd.	1,522,603

		7,023,043

New Zealand 0.3%
590,300	Air New Zealand Ltd.	581,501

Norway 0.5%
43,600	DnB NOR ASA	516,011
15,500	Statoil ASA	374,786

		890,797

Singapore 0.8%
282,970	MobileOne Ltd.	438,946
41	Neptune Orient Lines Ltd.*	64
235,000	Noble Group Ltd.	509,689
21,000	Oversea-Chinese Banking Corp. Ltd.	133,369
65,000	Venture Corp. Ltd.	464,997

		1,547,065

South Korea 0.7%
11,171	Hyundai Motor Co.	1,362,381

Spain 2.9%
60,459	Banco Bilbao Vizcaya Argentaria SA	795,169
42,000	Banco Espanol de Credito SA	430,353
121,100	Banco Santander SA	1,539,830
42,800	Repsol YPF SA	1,004,934
85,100	Telefonica SA	1,926,260

		5,696,546

Sweden 2.0%
66,700	Boliden AB	917,691
29,208	Hennes & Mauritz AB (Class B Stock)	1,863,724
34,900	Svenska Cellulosa AB SCA (Class B Stock)	454,744
21,100	Svenska Handelsbanken AB (Class A Stock)	591,675

		3,827,834

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Switzerland 7.0%
9,400	Baloise Holding AG	$740,171
29,784	Clariant AG*	410,936
23,300	Credit Suisse Group AG	1,069,418
1,200	Georg Fischer AG*	424,344
20,433	Julius Baer Group Ltd.	702,245
41,938	Logitech International SA*	684,653
34,800	Nestle SA	1,702,796
63,167	Novartis AG	3,220,554
441	Rieter Holding AG*	134,449
10,025	Roche Holding AG	1,582,839
13,400	Swiss Reinsurance Co. Ltd.	581,137
2,700	Swisscom AG	916,279
2,900	Verwaltungs-und Privat-Bank AG	328,798
4,600	Zurich Financial Services AG	1,019,796

		13,518,415

Taiwan 0.5%
86,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	912,858

Turkey 0.2%
63,700	Turkcell Iletisim Hizmet A/S	412,869

United Kingdom 19.3%
249,900	ARM Holdings PLC	963,872
37,100	AstraZeneca PLC	1,639,332
128,300	Aviva PLC	678,244
180,281	Barclays PLC	926,074
158,557	Beazley PLC	275,038
281,598	BP PLC	2,456,080
166,655	Bradford & Bingley PLC*	—
53,696	British American Tobacco PLC	1,688,459
147,352	British Sky Broadcasting Group PLC	1,379,290
414,700	BT Group PLC	798,005
89,040	Cairn Energy PLC*	543,396
47,873	Carnival PLC	2,073,834
109,700	Centrica PLC	492,756
62,100	Dairy Crest Group PLC	339,742
91,800	Davis Service Group PLC	601,036
88,700	Drax Group PLC	489,494
219,700	DS Smith PLC	451,005

See Notes to Financial Statements.

Prudential International Value Fund	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
77,900	GlaxoSmithKline PLC	$1,445,906
175,000	Home Retail Group PLC	733,764
59,200	IMI PLC	643,741
381,716	Kingfisher PLC	1,454,761
272,238	Legal & General Group PLC	354,002
236,600	Logica PLC	495,010
103,100	Marston’s PLC	159,773
140,900	Meggitt PLC	670,447
200,998	Northern Foods PLC	168,050
456,600	Old Mutual PLC*	805,844
68,634	Pearson PLC	1,096,842
35,191	Reckitt Benckiser Group PLC	1,828,106
73,500	Royal Dutch Shell PLC (Class B Stock)	2,215,923
211,587	RSA Insurance Group PLC	391,622
39,618	SABMiller PLC	1,242,032
88,600	Smith & Nephew PLC	918,572
23,541	Spectris PLC	322,130
73,209	Standard Chartered PLC	1,952,821
62,077	Tate & Lyle PLC	432,146
323,879	Tesco PLC	2,148,204
120,000	Thomas Cook Group PLC	455,221
1,361	Tomkins PLC	5,149
128,588	TT Electronics PLC*	207,166
107,000	Tullett Prebon PLC	572,204
409,900	Vodafone Group PLC	908,282

		37,423,375

United States 0.4%
25,990	Southern Copper Corp.	794,774

	TOTAL COMMON STOCKS (cost $181,849,470)	187,067,956

Units

WARRANTS*

Hong Kong
12,250	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	2,564

	TOTAL LONG-TERM INVESTMENTS (cost $181,849,470)	187,070,520

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MONEY MARKET MUTUAL FUND
2,448,182	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,448,182) (Note 3)(a)	$2,448,182

	TOTAL INVESTMENTS(b) 97.7% (cost $184,297,652; Note 5)	189,518,702
	Other assets in excess of liabilities(c) 2.3%	4,478,280

	NET ASSETS 100%	$193,996,982

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

PRFC—Preference Shares

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(b)	As of April 30, 2010, 213 securities representing $163,903,874 and 84.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	4,093	$2,358,208	$2,352,673	$(5,535)
British Pound,
Expiring 05/04/10	UBS Securities	GBP	10	15,178	15,288	110
Expiring 05/05/10	UBS Securities	GBP	68	103,778	103,948	170
Hong Kong Dollar,
Expiring 05/03/10	UBS Securities	HKD	116	14,985	14,986	1
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	4,940	378,443	400,029	21,586

				$2,870,592	$2,886,924	$16,332

See Notes to Financial Statements.

Prudential International Value Fund	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	4,093	$2,254,848	$2,352,673	$(97,825)
Euro,
Expiring 05/03/10	UBS Securities	EUR	121	160,243	161,181	(938)
Expiring 05/03/10	UBS Securities	EUR	11	14,985	15,071	(86)
Expiring 05/04/10	UBS Securities	EUR	12	15,178	15,316	(138)
Expiring 05/05/10	UBS Securities	EUR	79	103,778	104,766	(988)
Expiring 07/26/10	State Street Bank	EUR	1,384	1,947,219	1,843,163	104,056
Expiring 07/26/10	State Street Bank	EUR	1,383	1,901,237	1,841,832	59,405
Expiring 07/26/10	State Street Bank	EUR	622	840,465	828,358	12,107
Expiring 07/26/10	State Street Bank	EUR	596	826,640	793,732	32,908
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	35,747	2,713,863	2,894,701	(180,838)

				$10,778,456	$10,850,793	$(72,337)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,095,009	$—
Austria	—	446,361	—
Belgium	—	2,276,846	—
Brazil	4,362,405	—	—
Canada	4,924,095	—	—
China	—	4,978,044	—
Denmark	—	4,380,920	—
Finland	—	1,303,960	—
France	—	18,157,974	—
Germany	—	15,996,330	—
Guernsey	1,039,455	—	—
Hong Kong	—	5,011,119	—
Ireland	1,070,177	349,911	—
Israel	2,643,672	—	—
Italy	—	4,586,345	—
Japan	1,624,801	29,099,662	—
Mexico	2,729,412	—	—
Netherlands	1,522,603	5,500,440	—
New Zealand	—	581,501	—
Norway	—	890,797	—
Singapore	—	1,547,065	—
South Korea	—	1,362,381	—
Spain	1,539,830	4,156,716	—
Sweden	—	3,827,834	—
Switzerland	—	13,518,415	—
Taiwan	912,858	—	—
Turkey	—	412,869	—
United Kingdom	—	37,423,375	—
United States	794,774	—	—
Warrants	—	2,564	—
Affiliated Money Market Mutual Fund	2,448,182	—	—
Other Financial Instuments*
Foreign Forward Currency Exchange Contracts	—	(56,005)	—

Total	$25,612,264	$163,850,433	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential International Value Fund	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

As of April 30, 2010 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2010 were as follows:

Pharmaceuticals	10.3%
Oil, Gas & Consumable Fuels	8.9
Financial—Bank & Trust	7.8
Telecommunications	7.5
Insurance	6.0
Metals & Mining	3.1
Food & Beverage	3.1
Retail & Merchandising	2.9
Foods	2.5
Computer Services & Software	2.5
Diversified Operations	2.5
Chemicals	2.5
Electronic Components & Equipment	2.3
Diversified Financial Services	2.2
Automobile Manufacturers	2.2
Aerospace	2.0
Building Materials	2.0
Utilities	2.0
Financial Services	1.9
Entertainment & Leisure	1.8
Banks	1.8
Transportation	1.5
Machinery & Equipment	1.5
Multimedia	1.4
Affiliated Money Market Mutual Fund	1.3
Medical Supplies & Equipment	1.2
Media & Entertainment	1.1
Consumer Products & Services	1.0
Semiconductors	1.0
Tobacco	0.9
Distribution/Wholesale	0.9
Construction & Engineering	0.7
Commercial Services	0.7
Beverages	0.6
Business Services	0.6
Office Equipment	0.6
Healthcare Products	0.5
Cosmetics & Toiletries	0.5
Automotive Parts	0.5
Gas Distribution	0.5
Paper & Forest Products	0.4

See Notes to Financial Statements.

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Industry (cont’d.)
Agriculture	0.4%
Home Furnishings	0.4
Diversified Manufacturing	0.3
Airlines	0.3
Miscellaneous Manufacturing	0.3
Independent Power Producers & Energy Traders	0.3
Toys	0.2
Commercial Banks	0.2
Clothing & Apparel	0.1

97.7
Other assets in excess of liabilities	2.3

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$230,343	Unrealized depreciation on foreign currency forward contracts	$286,348
Equity contracts	Unaffiliated investments	2,564	—	—

Total		$232,907		$286,348

See Notes to Financial Statements.

Prudential International Value Fund	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(141,121)	$(141,121)
Equity contracts	(485,775)	—	(485,775)

Total	$(485,775)	$(141,121)	$(626,896)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(20,335)	$(20,335)
Equity contracts	(21,386)	2,564	—	(18,822)

Total	$(21,386)	$2,564	$(20,335)	$(39,157)

For the six months ended April 30, 2010, the average value at settlement date payable for forward foreign currency exchange purchase contracts was $1,317,961 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $8,163,961.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential International Value Fund

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $181,849,470)	$187,070,520
Affiliated Investments (cost $2,448,182)	2,448,182
Cash	319,896
Foreign currency, at value (cost $1,564,176)	1,561,474
Dividends and interest receivable	1,790,629
Receivable for investments sold	1,674,765
Receivable for series shares sold	447,215
Unrealized appreciation on forward currency forward contracts	230,343
Prepaid expenses	1,025

Total assets	195,544,049

Liabilities
Payable for investments purchased	804,902
Unrealized depreciation on forward currency forward contracts	286,348
Advisory fee payable	163,968
Payable for series shares redeemed	124,924
Accrued expenses	105,019
Affiliated transfer agent fee payable	39,811
Distribution fee payable	18,394
Deferred directors’ fee	2,688
Withholding tax payable	655
Loan interest payable	358

Total liabilities	1,547,067

Net Assets	$193,996,982

Net assets were comprised of:
Common stock, at par value	$102,150
Paid-in capital in excess of par	219,178,896

219,281,046
Undistributed net investment income	1,124,400
Accumulated net realized loss on investments and foreign currency transactions	(31,559,384)
Net unrealized appreciation on investments and foreign currencies	5,150,920

Net assets, April 30, 2010	$193,996,982

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($45,346,016 ÷ 2,390,495 shares of common stock issued and outstanding)	$18.97
Maximum sales charge (5.5% of offering price)	1.10

Offering price per share	$20.07

Class B:
Net asset value, offering price and redemption price per share ($3,391,427 ÷ 186,621 shares of common stock issued and outstanding)	$18.17

Class C:
Net asset value, offering price and redemption price per share ($6,905,648 ÷ 379,397 shares of common stock issued and outstanding)	$18.20

Class Z:
Net asset value, offering price and redemption price per share ($138,353,891 ÷ 7,258,487 shares of common stock issued and outstanding)	$19.06

See Notes to Financial Statements.

Prudential International Value Fund	23

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding tax of $216,830)	$2,516,698
Affiliated dividend income	2,636
Interest income	71

Total income	2,519,405

Expenses
Advisory fee	972,005
Distribution fee—Class A	57,630
Distribution fee—Class B	18,015
Distribution fee—Class C	35,777
Transfer agent’s fee and expenses (including affiliated expense of $114,600)	150,000
Custodian’s fees and expenses	97,000
Reports to shareholders	23,000
Registration fees	19,000
Audit fees	14,000
Directors’ fees	10,000
Legal fees	7,000
Insurance fees	2,000
Interest expense (Note 7)	714
Miscellaneous	18,328

Total expenses	1,424,469

Net investment income	1,094,936

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(851,237)
Foreign currency transactions	(150,716)

(1,001,953)

Net change in unrealized appreciation (depreciation) on:
Investments	6,570,579
Foreign currencies	(174,565)

6,396,014

Net gain on investments and foreign currencies	5,394,061

Net Increase In Net Assets Resulting From Operations	$6,488,997

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,094,936	$2,391,271
Net realized loss on investment and foreign currency transactions	(1,001,953)	(24,543,371)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,396,014	61,608,958

Net increase in net assets resulting from operations	6,488,997	39,456,858

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(304,699)	(1,642,073)
Class B	(1,944)	(143,838)
Class C	(3,666)	(227,424)
Class Z	(1,196,167)	(5,093,509)

	(1,506,476)	(7,106,844)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,481,326	89,972,236
Net asset value of shares issued in reinvestment of dividends and distributions	1,495,770	6,958,242
Cost of shares reacquired	(20,821,540)	(104,539,835)

Net decrease in net assets from Series share transactions	(4,844,444)	(7,609,357)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	329,878	—

Total increase	467,955	24,740,657

Net Assets
Beginning of period	193,529,027	168,788,370

End of period (a)	$193,996,982	$193,529,027

(a) Includes undistributed net investment income of:	$1,124,400	$1,535,940

See Notes to Financial Statements.

Prudential International Value Fund	25

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of two series: Prudential International Value Fund (formerly Dryden International Value Fund) (the “Series”) and Prudential International Equity Fund (formerly Dryden International Equity Fund). These financial statements relate to Prudential International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The fund recognizes income, net of any rebate and securities lend agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes and unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Prudential International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

Prudential International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, 0.95% of the next $700 million of average daily net assets and 0.90% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2010 was 1.00%.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2010, PIMS contractually agreed to limit such fee to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $25,755 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2010, it received $205, $4,419 and $54 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

30	Visit our website at www.prudentialfunds.com

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wells Fargo, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $25,000 in total networking fees, of which $5,100 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of the Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2010 were $48,326,372 and $54,870,446, respectively.

Note 5. Distributions and Tax Information

At October 31, 2009, for federal income tax purposes, the Series had a capital loss carryforward of approximately $28,851,000 of which $1,156,000 expires in 2010, $334,000 expires in 2011, $1,475,000 expires in 2016 and $25,886,000 expires in 2017. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

The federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2010 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$185,587,481	$27,023,472	$(23,092,251)	$3,931,221

Prudential International Value Fund	31

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and mark-to-market of open passive foreign investment companies.

Management has analyzed the Series‘ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provisions for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

For the six months ended April 30, 2010, the Fund received $329,878 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010
Shares sold	154,773	$2,944,541
Shares issued in reinvestment of dividends and distributions	15,329	295,084
Shares reacquired	(281,678)	(5,336,602)

Net increase (decrease) in shares outstanding before conversion	(111,576)	(2,096,977)
Shares issued upon conversion from Class B	11,681	220,927

Net increase (decrease) in shares outstanding	(99,895)	$(1,876,050)

Year ended October 31, 2009:
Shares sold	271,957	$4,200,845
Shares issued in reinvestment of dividends and distributions	107,354	1,528,724
Shares reacquired	(647,455)	(9,738,556)

Net increase (decrease) in shares outstanding before conversion	(268,144)	(4,008,987)
Shares issued upon conversion from Class B	102,271	1,546,674

Net increase (decrease) in shares outstanding	(165,873)	$(2,462,313)

Class B
Six months ended April 30, 2010
Shares sold	16,313	$295,677
Shares issued in reinvestment of dividends and distributions	98	1,815
Shares reacquired	(35,308)	(641,071)

Net increase (decrease) in shares outstanding before conversion	(18,897)	(343,579)
Shares reacquired upon conversion into Class A	(12,169)	(220,927)

Net increase (decrease) in shares outstanding	(31,066)	$(564,506)

Year ended October 31, 2009:
Shares sold	20,969	$316,488
Shares issued in reinvestment of dividends and distributions	9,668	132,452
Shares reacquired	(58,961)	(820,037)

Net increase (decrease) in shares outstanding before conversion	(28,324)	(371,097)
Shares reacquired upon conversion into Class A	(106,823)	(1,546,674)

Net increase (decrease) in shares outstanding	(135,147)	$(1,917,771)

Class C
Six months ended April 30, 2010
Shares sold	14,672	$265,492
Shares issued in reinvestment of dividends and distributions	193	3,567
Shares reacquired	(60,492)	(1,105,206)

Net increase (decrease) in shares outstanding	(45,627)	$(836,147)

Year ended October 31, 2009:
Shares sold	28,014	$411,304
Shares issued in reinvestment of dividends and distributions	15,331	210,341
Shares reacquired	(122,156)	(1,753,074)

Net increase (decrease) in shares outstanding	(78,811)	$(1,131,429)

Prudential International Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2010
Shares sold	575,700	$10,975,616
Shares issued in reinvestment of dividends and distributions	61,869	1,195,304
Shares reacquired	(722,912)	(13,738,661)

Net increase (decrease) in shares outstanding	(85,343)	$(1,567,741)

Year ended October 31, 2009:
Shares sold	5,597,370	$85,043,599
Shares issued in reinvestment of dividends and distributions	355,964	5,086,725
Shares reacquired	(6,135,702)	(92,228,168)

Net increase (decrease) in shares outstanding	(182,368)	$(2,097,844)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during for the six months ended April 30, 2010. The average daily balance for the 36 days the Series had debt outstanding during the period was approximately $502,997 at a weighted average interest rate of approximately 1.42%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Note 9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential International Value Fund	35

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.45

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55

Total from investment operations	.64

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(.12)

Capital Contributions	—	*

Net asset value, end of period	$18.97

Total Return(a):	3.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,346
Average net assets (000)	$46,486
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(c)	1.60	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.35	%(f)
Net investment income	.98	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	26	%(g)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	The distributor of the Fund has contractually agreed through February 28, 2011, to limit its distribution and service (12b-1) fees to 0.25% of the average daily assets of the Class A shares.
(d)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.61% of the average daily net assets of the Class A shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.62%, 1.37% and 1.15%, respectively, for the year ended October 31, 2005.
(e)	Does not include expenses of the underlying portfolio in which the Series invests.
(f)	Annualized.
(g)	Not annualized.
*	Less than $0.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class A
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$15.28	$34.10	$27.12	$21.88	$18.29

.20	.44	.51	.45	.24
3.59	(14.93)	7.85	5.61	3.53

3.79	(14.49)	8.36	6.06	3.77

(.62)	(.38)	(.03)	(.50)	(.18)
—	(3.95)	(1.35)	(.32)	—

(.62)	(4.33)	(1.38)	(.82)	(.18)

—	—	—	—	—

$18.45	$15.28	$34.10	$27.12	$21.88

26.03%	(48.33)%	32.15%	28.59%	20.71%

$45,945	$40,580	$91,221	$73,289	$61,347
$39,582	$71,618	$84,344	$67,590	$59,739

1.65%	1.56%	1.57%	1.65%	1.62	%(d)
1.40%	1.31%	1.32%	1.40%	1.37	%(d)
1.30%	1.79%	1.74%	1.83%	1.15	%(d)

40%	27%	44%	48%	121%

See Notes to Financial Statements.

Prudential International Value Fund	37

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.64

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52

Total from investment operations	.54

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Capital Contributions	—	*

Net asset value, end of period	$18.17

Total Return(a):	3.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,391
Average net assets (000)	$3,633
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.35	%(e)
Net investment income	.19	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.36% of the average daily net assets of the Class B shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.38%, respectively, for the year ended October 31, 2005.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class B
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$14.58	$32.73	$26.24	$21.19	$17.73

.08	.24	.24	.19	.08
3.45	(14.29)	7.60	5.49	3.42

3.53	(14.05)	7.84	5.68	3.50

(.47)	(.15)	—	(.31)	(.04)
—	(3.95)	(1.35)	(.32)	—

(.47)	(4.10)	(1.35)	(.63)	(.04)

—	—	—	—	—

$17.64	$14.58	$32.73	$26.24	$21.19

25.11%	(48.74)%	31.17%	27.51%	19.77%

$3,839	$5,143	$16,279	$19,141	$18,978
$3,985	$10,730	$16,627	$19,346	$23,092

2.40%	2.31%	2.32%	2.40%	2.37	%(c)
1.40%	1.31%	1.32%	1.40%	1.37	%(c)
.58%	1.01%	.84%	.78%	.38	%(c)

See Notes to Financial Statements.

Prudential International Value Fund	39

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.66

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.53

Total from investment operations	.55

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Capital Contributions	—	*

Net Asset Value, end of period	$18.20

Total Return(a):	3.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,906
Average net assets (000)	$7,215
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.35	%(e)
Net investment income	.20	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.36% of the average daily net assets of the Class C shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.40%, respectively, for the year ended October 31, 2005.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class C
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$14.60	$32.77	$26.27	$21.21	$17.74

.08	.24	.27	.23	.08
3.45	(14.31)	7.58	5.46	3.43

3.53	(14.07)	7.85	5.69	3.51

(.47)	(.15)	—	(.31)	(.04)
—	(3.95)	(1.35)	(.32)	—

(.47)	(4.10)	(1.35)	(.63)	(.04)

—	—	—	—	—

$17.66	$14.60	$32.77	$26.27	$21.21

25.08%	(48.74)%	31.17%	27.53%	19.81%

$7,507	$7,355	$17,938	$15,962	$12,720
$6,807	$13,571	$16,297	$14,909	$13,293

2.40%	2.31%	2.32%	2.40%	2.37	%(c)
1.40%	1.31%	1.32%	1.40%	1.37	%(c)
.58%	1.04%	.94%	.98%	.40	%(c)

See Notes to Financial Statements.

Prudential International Value Fund	41

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.55

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55

Total from investment operations	.67

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	—

Total dividends and distributions	(.16)

Capital Contributions	—	*

Net asset value, end of period	$19.06

Total Return(a):	3.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$138,354
Average net assets (000)	$138,679
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.35	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.35	%(e)
Net investment income	1.25	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.36% of the average daily net assets of the Class Z shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.37%, 1.37% and 1.43%, respectively, for the year ended October 31, 2005.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
*	Less than $0.005.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class Z
Year Ended October 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$15.37	$34.30	$27.26	$22.02	$18.41

.24	.50	.60	.28	.29
3.62	(15.02)	7.89	5.84	3.54

3.86	(14.52)	8.49	6.12	3.83

(.68)	(.46)	(.10)	(.56)	(.22)
—	(3.95)	(1.35)	(.32)	—

(.68)	(4.41)	(1.45)	(.88)	(.22)

—	—	—	—	—

$18.55	$15.37	$34.30	$27.26	$22.02

26.41%	(48.23)%	32.50%	28.78%	20.97%

$136,238	$115,710	$234,828	$177,008	$156,678
$115,310	$186,380	$206,798	$170,067	$264,624

1.40%	1.31%	1.32%	1.40%	1.37	%(c)
1.40%	1.31%	1.32%	1.40%	1.37	%(c)
1.58%	2.06%	2.02%	1.13%	1.43	%(c)

See Notes to Financial Statements.

Prudential International Value Fund	43

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of each Fund.* All directors, with the exception of Mr. Benjamin, served as directors to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	69,166,703.083	946,877.507

Linda W. Bynoe	69,127,506.932	986,073.658

Michael S. Hyland	69,154,777.103	958,803.487

Douglas H. McCorkindale	69,123,467.710	990,112.880

Stephen P. Munn	69,140,328.340	973,252.250

Richard A. Redeker	69,159,018.733	954,561.857

Robin B. Smith	69,142,504.242	971,076.348

Stephen G. Stoneburn	69,157,235.122	956,345.468

Judy A. Rice	69,145,842.512	967,738.078

Scott E. Benjamin	69,130,720.880	982,859.709

*	Results are for all funds within the same investment company.

44	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the

Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0181249-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010